            As filed with the U.S. Securities and Exchange Commission
                               on August 14, 1998



                       Securities Act File No. 333-60673
                   Investment Company Act File No. 811-08917


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [x]


                          Pre-Effective Amendment No. 1             [x]


                          Post-Effective Amendment No.__            [ ]

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                     OF 1940                        [x]


                                 Amendment No. 1                    [x]
                        (Check appropriate box or boxes)


                Warburg, Pincus U.S. Core Fixed Income Fund, Inc.
                     .......................................
               (Exact Name of Registrant as Specified in Charter)

          466 Lexington Avenue
           New York, New York                                        10017-3147
            ........................................................
(Address of Principal Executive Offices)                             (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 878-0600

                               Mr. Eugene P. Grace
                Warburg, Pincus U.S. Core Fixed Income Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                     ......................................
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


            Title of Securities Being Registered: Common Stock, $.001 par value per share.



            The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933, as amended (the "1933 Act"), or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                WARBURG, PINCUS U.S. CORE FIXED INCOME FUND, INC.

                                    FORM N-1A

                              CROSS REFERENCE SHEET


Part A
Item No.                                           Prospectus Heading

1.    Cover Page................................   Cover Page

2.    Synopsis..................................   The Funds' Expenses

3.    Condensed Financial Information...........   Not applicable

4.    General Description of
        Registrant..............................   Cover Page; Investment
                                                   Objectives and Policies;
                                                   Risk Factors and Special
                                                   Considerations and Certain
                                                   Investment Strategies;
                                                   Investment Guidelines;
                                                   General Information

5.    Management of the Fund....................   Management of the Funds

6.    Capital Stock and Other
        Securities..............................   General Information

7.    Purchase of Securities Being
        Offered.................................   How to Open an Account;
                                                   How to Purchase Shares;
                                                   Management of the Funds;
                                                   Net Asset Value

8.    Redemption or Repurchase..................   How to Redeem and Exchange
                                                   Shares

9.    Pending Legal Proceedings.................   Not applicable

Part B
Item No.

10.   Cover Page................................   Cover Page

11.   Table of Contents.........................   Contents

12.   General Information and History...........   Directors and Officers

13.   Investment Objectives
        and Policies............................   Common Investment
                                                   Objectives and Policies

14.   Management of the Registrant..............   Directors and Officers

15.   Control Persons and Principal
        Holders of Securities...................   Directors and Officers;
                                                   See Prospectus--
                                                   "Management of the Funds"

16.   Investment Advisory and
        Other Services..........................   Investment Advisory and
                                                   Servicing Arrangements;
                                                   See Prospectus--
                                                   "Management of the Funds"

17.   Brokerage Allocation
        and Other Practices.....................   Common Investment Policies--
                                                   Portfolio Transactions;
                                                   See Prospectus--
                                                   "Portfolio Transactions
                                                   and Turnover Rate"

18.   Capital Stock and Other
        Securities..............................   Additional Information
                                                   Concerning the Company
                                                   Shares; See
                                                   Prospectus-"General
                                                   Information"

19.   Purchase, Redemption and Pricing
        of Securities Being Offered.............   Purchase and Redemption
                                                   Information; See

                                                   Prospectus-"How to Open an
                                                   Account," "How to Purchase
                                                   Shares," "How to Redeem
                                                   and Exchange Shares," "Net
                                                   Asset Value"

20.   Tax Status................................   Taxes; See
                                                   Prospectus--"Dividends,
                                                   Distributions and Taxes"

21.   Underwriters..............................   Common Investment
                                                   Policies--Portfolio
                                                   Transactions; See
                                                   Prospectus--"Management
                                                   of the Funds"

22.   Calculation of Performance Data...........   Performance and Yield
                                                   Information

23.   Financial Statements......................   Financial Statements;
                                                   Report of
                                                   PricewaterhouseCoopers
                                                   LLP, Independent
                                                   Accountants

Part C

Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C to this Registration Statement.

The Prospectuses and Statements of Additional Information are incorporated by reference to the original registration statement filed on August 5, 1998.

                                     PART C
                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

      (a)  Financial Statements --


            (1)   Financial Statements included in Part B. 1



                  (a) Report of PricewaterhouseCoopers LLP, Independent Accountants 1



                  (b)   Statement of Net Assets and Liabilities 1


      (b)   Exhibits:


Exhibit No.             Description of Exhibit
-----------             ----------------------

      1                 Articles of Incorporation. 2

      2                 By-Laws. 2

      3                 Not applicable.

      4                 Registrant's Forms of Stock Certificates.

      5                 Form of Investment Advisory Agreement. 3

      6                 Form of Distribution Agreement. 3

      7                 Not applicable.

      8                 Custodian Agreement with Brown Brothers Harriman &
                        Co. 3

      9(a)              Transfer Agency and Service Agreement. 3

      (b) Form of Co-Administration Agreement with Counsellors Funds Service, Inc. 3

      (c)               Form of Co-Administration Agreement with PFPC Inc 3

      10(a) Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund.
        (b) Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland counsel to the Fund.

      11                Consent of PricewaterhouseCoopers LLP, Independent
                        Accountants.

      12                Not applicable.


----------

1     To be filed by amendment.



2 Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on August 5, 1998 (Securities Act File No. 333-60673).


3 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Emerging Markets II Fund, Inc., filed on August 14, 1998 (Securities Act File No. 333-60677).

      13                Form of Purchase Agreement. 3

      14                Not applicable

      15(a)             Form of Shareholder Servicing and Distribution Plan. 3

        (b)             Form of Distribution Plan. 3

      16                Not applicable.

      17                Not applicable

      18                Form of 18f-3 Plan. 3


Item 25.    Persons Controlled by or Under Common Control with Registrant


            From time to time, Warburg Pincus Asset Management, Inc. ("Warburg") may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. Warburg has seven wholly-owned subsidiaries: Counsellors Securities Inc., a New York corporation; Counsellors Funds Service, Inc., a Delaware corporation; Counsellors Agency Inc., a New York Corporation; Warburg, Pincus Investments International (Bermuda), Ltd., a Bermuda corporation; Warburg, Pincus Asset Management International, Inc., a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc., a Japanese corporation; and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.


Item 26.    Number of Holders of Securities

            It is anticipated that Warburg will hold all Registrant's shares of common stock, par value $.001 per share, on the date Registrant's Registration Statement becomes effective.

Item 27.    Indemnification


            Registrant, officers and directors of Warburg, of Counsellors Securities Inc. ("Counsellors Securities") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Fund's initial Registration Statement on Form N-1A filed on August 5, 1998.

Item 28.    Business and Other Connections of Investment Adviser

            BEA Associates ("BEA") acts as investment adviser to the Registrant. BEA renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 28 of officers and directors of BEA, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by BEA (SEC File No. 801-37170).

Item 29.    Principal Underwriter

                 (a) Counsellors Securities will act as distributor for Registrant, as well as for Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Central and Eastern Europe Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Emerging Markets II Fund; Warburg Pincus European Equity Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Global Post-Venture Capital Fund; Warburg Pincus Global Telecommunications Fund; Warburg Pincus Growth & Income Fund; Warburg Pincus Health Sciences Fund; Warburg Pincus High Yield Fund; Warburg Pincus Institutional Fund; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus International Growth Fund; Warburg Pincus International Small Company Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan OTC Fund; Warburg Pincus Long-Short Equity Fund; Warburg Pincus Long-Short Market Neutral Fund; Warburg Pincus Major Foreign Markets Fund; Warburg Pincus Money Market Fund; Warburg Pincus Municipal Bond Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Post-Venture Capital Fund; Warburg Pincus Select Economic Value Equity Fund; Warburg Pincus Small Company Growth Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Strategic Global Fixed Income Fund; Warburg Pincus Strategic Value Fund; Warburg Pincus Tax Free Money Market Fund; Warburg Pincus Trust; Warburg Pincus Trust II; Warburg Pincus U.S. Core Fixed Income Fund and Warburg Pincus U.S. Core Equity Fund.

                 (b) For information relating to each director, officer or partner of Counsellors Securities, reference is made to Form BD (SEC File No. 8-32482) filed by Counsellors Securities under the Securities Exchange Act of 1934.

                 (c)  None.

Item 30.    Location of Accounts and Records

            (1)   Warburg, Pincus U.S. Core Fixed Income Fund, Inc.
                  466 Lexington Avenue
                  New York, New York  10017-3147
                  (Fund's Articles of Incorporation, By-Laws and minute books)

            (2)   BEA Associates
                  One Citicorp Center
                  153 East 53rd Street
                  New York, New York 10022
                  (records relating to its functions as
                  investment adviser)

            (3)   PFPC Inc.
                  400 Bellevue Parkway
                  Wilmington, Delaware  19809
                  (records relating to its functions as co-administrator)

            (4)   Counsellors Funds Service, Inc.
                  466 Lexington Avenue
                  New York, New York 10017-3147
                  (records relating to its functions as co-administrator)

            (5)   State Street Bank and Trust Company
                  225 Franklin Street
                  Boston, Massachusetts  02110
                  (records relating to its functions as transfer agent and dividend disbursing agent)

            (7)   Boston Financial Data Services, Inc.
                  2 Heritage Drive
                  North Quincy, Massachusetts 02171
                  (records relating to its functions as transfer agent and dividend disbursing agent)

            (8)   Brown Brothers Harriman & Co.
                  40 Water Street
                  Boston, Massachusetts 02109
                  (records relating to its functions as custodian)

            (9)   Counsellors Securities Inc.
                  466 Lexington Avenue
                  New York, New York 10017-3147
                  (records relating to its functions as distributor)

Item 31.    Management Services

            Not applicable.

Item 32.    Undertakings.

           (a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the latest annual report to shareholders for the Fund, upon request and without charge.

           (b) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of

Section 16(c) of the 1940 Act relating to communications with the shareholders of certain common-law trusts.

(c) Registrant hereby undertakes not to sell its shares to the public, except in connection with the reorganization, until the Fund files a post-effective amendment to the Registration Statement including audited financial statements.

                                   SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 14th day of August, 1998.


                                    WARBURG, PINCUS U.S. CORE FIXED INCOME
                                       FUND, INC.

                                    By: /s/ Eugene L. Podsiadlo
                                        -----------------------------
                                        Eugene L. Podsiadlo
                                        President


            Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:



Signature                         Title                         Date
---------                         -----                         ----

/s/ John L. Furth                 Chairman of the           August 14, 1998
John L. Furth                     Board of Directors

/s/ Eugene L. Podsiadlo           President                 August 14, 1998
Eugene L. Podsiadlo

/s/ Howard Conroy                 Vice President and        August 14, 1998
Howard Conroy                     Chief Financial
                                  Officer

/s/ Daniel S. Madden              Treasurer and             August 14, 1998
Daniel S. Madden                  Chief Accounting
                                  Officer

/s/ Richard N. Cooper             Director                  August 14, 1998
Richard N. Cooper

/s/ Jack W. Fritz                 Director                  August 14, 1998
Jack W. Fritz

/s/ Jeffrey E. Garten             Director                  August 14, 1998
Jeffrey E. Garten

/s/ Arnold M. Reichman            Director                  August 14, 1998
Arnold M. Reichman

/s/ Alexander B. Trowbridge       Director                  August 14, 1998
Alexander B. Trowbridge

                                INDEX TO EXHIBITS


  Exhibit No.                   Description of Exhibit
  -----------                   ----------------------

     4         Registrant's Forms of Stock Certificates.
    10(a)      Opinion and Consent of Willkie Farr & Gallagher,
               counsel to the Fund
    10(b)      Opinion and Consent of Venable, Baetjer and Howard, LLP,
               Maryland, counsel to the Fund
    11         Consent of PricewaterhouseCoopers LLP, Independent Accountants